Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income tax
	Year ended
	December 31, 2022	December 31, 2021
Current tax
Current tax expense in respect of the current year	$296	$—

Deferred tax
Deferred tax expense (recovery) in the current year	(6,650)	950
Total income tax expense recognized in the current year	$(6,354)	$950

Schedule of reconciliation of income tax expense
	Year ended
	December 31, 2022	December 31, 2021
Net loss before income tax	$(72,455)	$(44,681)
Expected federal income tax recovery calculated at 27%(a)	(19,563)	(12,064)
Effect of income/expenses, net, that are not (taxable)/deductible (permanent differences) in determining taxable profit	591	3,493
Tax rates differences applicable to foreign subsidiaries	616	(708)
Loss related to loan conversion	(319)	—
Change valuation allowance	13,825	7,988
Foreign exchange	—	1,226
Changes in tax rates	—	950
Intangible asset impairment – effect of tax rate difference	(1,520)	—
Other	16	65
Income tax expense	$(6,354)	$950

(a)      Due to the substantial alignment of the taxable income base between Canada and its provinces, the combined federal and provincial rate has been used as the reconciliation rate.

Schedule of net deferred tax assets
	Year ended
	December 31, 2022	December 31, 2021
Deferred tax asset (liability)
Non-capital losses carry forward	$36,794	$24,139
Capital losses carryforward	516	98
Other	4,222	3,765
Property, plant and equipment	978	595
Intangibles	625	581
Deferred tax assets	$43,135	$29,178
Valuation allowance	(42,338)	(28,513)
Intangible assets	—	(6,650)
Investments	(600)	—
Other	(197)	(665)
Net deferred tax liability	$—	$(6,650)

Schedule of operating loss carried forward
	Canada	United States	Colombia	United Kingdom	Portugal	Germany	Total
2030	$—	$—	$2,689	$—	$—	$—	$2,689
2031	—	—	12,395	—	1,802	—	$14,197
2032	—	—	6,135	—	3,859	—	$9,994
2033	—	—	7,591	—	3,925	—	$11,516
2034	—	—	25,247	—	7,778	—	$33,025
2037	—	641	—	—	—	—	$641
2038	—	—	—	—	—	—	$—
2039	479	—	—	—	—	—	$479
2040	10,824	—	—	—	—	—	$10,824
2041	8,675	—	—	—	—	—	$8,675
2042	7,090	—	—	—	—	—	$7,090
Indefinite	—	15,692	—	49	—	10,350	$26,091
Total	$27,068	$16,333	$54,057	$49	$17,364	$10,350	$125,221